Note 6 - Risk Management - Operations Of Loans Given By The Group With PublicGuarantees (Details)	6 Months Ended
Jun. 30, 2020 EUR (€)
Group [Member]
Loans Operations And Amounts Line Items
Public Guarantees Given By The Group	€ 13,791,000,000
Private Individuals [Member]
Loans Operations And Amounts Line Items
Public Guarantees Given By The Group	863,000,000
Mortages [Member]
Loans Operations And Amounts Line Items
Public Guarantees Given By The Group	1,000,000
Small Companies [Member]
Loans Operations And Amounts Line Items
Public Guarantees Given By The Group	7,723,000,000
Non Financial Entities [Member]
Loans Operations And Amounts Line Items
Public Guarantees Given By The Group	5,126,000,000
Other [Member]
Loans Operations And Amounts Line Items
Public Guarantees Given By The Group	79,000,000
Existing Moratoriums [Member] | Group [Member]
Loans Operations And Amounts Line Items
Moratoriums Public Guarantees	29,668,000,000
Existing Moratoriums [Member] | Private Individuals [Member]
Loans Operations And Amounts Line Items
Moratoriums Public Guarantees	17,975,000,000
Existing Moratoriums [Member] | Mortages [Member]
Loans Operations And Amounts Line Items
Moratoriums Public Guarantees	9,318,000,000
Existing Moratoriums [Member] | Small Companies [Member]
Loans Operations And Amounts Line Items
Moratoriums Public Guarantees	6,397,000,000
Existing Moratoriums [Member] | Non Financial Entities [Member]
Loans Operations And Amounts Line Items
Moratoriums Public Guarantees	5,006,000,000
Existing Moratoriums [Member] | Other [Member]
Loans Operations And Amounts Line Items
Moratoriums Public Guarantees	290,000,000
Ended Moratoriums [Member] | Group [Member]
Loans Operations And Amounts Line Items
Moratoriums Public Guarantees	6,590,000,000
Ended Moratoriums [Member] | Private Individuals [Member]
Loans Operations And Amounts Line Items
Moratoriums Public Guarantees	3,563,000,000
Ended Moratoriums [Member] | Mortages [Member]
Loans Operations And Amounts Line Items
Moratoriums Public Guarantees	2,152,000,000
Ended Moratoriums [Member] | Small Companies [Member]
Loans Operations And Amounts Line Items
Moratoriums Public Guarantees	792,000,000
Ended Moratoriums [Member] | Non Financial Entities [Member]
Loans Operations And Amounts Line Items
Moratoriums Public Guarantees	2,221,000,000
Ended Moratoriums [Member] | Other [Member]
Loans Operations And Amounts Line Items
Moratoriums Public Guarantees	14,000,000
Total | Group [Member]
Loans Operations And Amounts Line Items
Moratoriums Public Guarantees	36,259,000,000
Total | Private Individuals [Member]
Loans Operations And Amounts Line Items
Moratoriums Public Guarantees	21,538,000,000
Total | Mortages [Member]
Loans Operations And Amounts Line Items
Moratoriums Public Guarantees	11,470,000,000
Total | Small Companies [Member]
Loans Operations And Amounts Line Items
Moratoriums Public Guarantees	7,189,000,000
Total | Non Financial Entities [Member]
Loans Operations And Amounts Line Items
Moratoriums Public Guarantees	7,227,000,000
Total | Other [Member]
Loans Operations And Amounts Line Items
Moratoriums Public Guarantees	€ 304,000,000